Critical Accounting Estimates and Judgments	12 Months Ended
Mar. 31, 2020
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Critical Accounting Estimates and Judgments
3	CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS
The consolidated financial statements are influenced by estimates and management judgment, which necessarily have to be made in the course of preparation of the consolidated financial statements. Estimates and judgments are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances, and which are continually evaluated.

Allowance for Loan Losses
The allowance for loan losses is measured under the ECL model which requires the use of complex models and significant assumptions about future economic conditions and credit behavior. A number of significant judgments are also required in applying the accounting requirements for measuring ECL, such as:

•	qualitative assessment in determining obligor grades;

•	determining criteria for a significant increase in credit risk since initial recognition;

•	measuring ECL by choosing appropriate models and assumptions;

•
incorporating forward-looking information into the ECL measurement by obligor grading, macroeconomic factors, and additional ECL adjustment
s
if the current circumstances, events or conditions at relevant portfolio level are not fully reflected in the ECL model; and

•
estimating the expected future cash flows by taking into account factors such as historical loss information, the appropriateness of the borrower’s business plan or operational improvement plan, the status of progress of its plan, the overall support from financial institutions, and the realizable value of any collateral held.

For the fiscal year ended March 31, 2020, the obligor grading, macroeconomic factors and additional ECL adjustment used to determine the final ECL reflected the current and forward-looking impact of the COVID-19 pandemic. The obligor grades were reviewed based on the most recent information available as appropriate. The estimates of the key macroeconomic drivers for measuring the ECL were updated reflecting the recent economic forecasts. Growth rates of Japanese and global GDP during the calendar year 2019 were 1.3% and 2.9%, respectively, and the Japanese and global economy may have been expected to grow at about the same level if it had not been for the COVID-19 pandemic. However, the outbreak of COVID-19 significantly exacerbated Japanese and global economic conditions towards the end of the fiscal year and, as a result, research institutes and international institutions lowered their forecasts of growth rates of Japanese and global GDP. The Group also assumed that the Japanese and global economy will decline significantly in the first half of 2020, and the negative impact of the COVID-19 pandemic is expected to remain throughout the fiscal year ending March 31, 2021, although the Japanese and global economy will gradually pick up thereafter and recover from the fiscal year ending March 31, 2022. The Group understands there is significant uncertainty in predicting the severity and duration of the COVID-19 pandemic and its impact on world economies. However, based on the above forecasts of economic conditions, the growth rates of Japanese and global GDP for the fiscal year ending March 31, 2021, which are the key macroeconomic drivers impacting on credit risks and losses, are expected to be around minus 2% to minus 3% and those were used in estimating the ECL. Furthermore, the Group considered the credit risk of some portfolios on which the decline in market prices such as oil prices would have a material adverse impact but where the impact was not fully incorporated in the ECL model. Given the decline in oil prices toward the end of the fiscal year, the Group evaluated the forward-looking impact on credit risks and losses of the portfolios significantly affected by the decline, and made an additional ECL adjustment. As a result of these evaluations of the forward-looking inputs for the ECL, the provision for loan losses for the fiscal year ended March 31, 2020 increased by ¥124.3 billion.
Management estimates and judgments may change from time to time as the economic environment changes or new information becomes available. Changes in these estimates and judgments will result in a different allowance for loan losses and may have a direct impact on impairment charges.
Allowance for loan losses amounting to ¥706,405 million and ¥604,988 million were recognized for the fiscal years ended March 31, 2020 and 2019, respectively. For additional information, refer to Note 10 “Loans and Advances.”
Fair Value of Financial Instruments
The fair values of financial instruments where no active market exists or where quoted prices are not otherwise available are determined by using valuation techniques. In these cases, inputs to valuation techniques are based on observable data with respect to similar financial instruments or by using models. Where observable inputs are not available, the fair value is estimated based on appropriate assumptions that a market participant would take into account. Where valuation techniques (for example, models) are used to determine fair values, they are validated and periodically reviewed. The Group certifies significant valuation models before they are used, and calibrates them to ensure that outputs reflect actual data and comparative market prices. To the extent practical, models use only observable data; however, inputs such as credit risk (both own and counterparty), volatilities and correlations require management to make estimates. Changes in assumptions about these factors could affect the fair values of these financial instruments. More details about the Group’s valuation techniques, significant unobservable inputs used in determining fair values and sensitivity analyses are given in Note 43 “Fair Value of Financial Assets and Liabilities.”
Impairment of Intangible Assets
Impairment of goodwill
Goodwill is tested for impairment on an annual basis or more frequently if events or changes in circumstances indicate that it may not be recoverable. If any such indication exists, then its recoverable amount is estimated. The process to determine the recoverable amount is inherently uncertain because such recoverable amount is determined based on a number of management estimates and judgments. The Group determines the recoverable amount using the estimated future cash flows, pre-tax
discount rates, growth rates, and other factors. The estimation of future cash flows inherently reflects management judgments, even though such forecasts are prepared taking into account actual performance and external economic data. The pre-tax
discount rates and growth rates may be significantly affected by market interest rates or other market conditions, which are beyond management’s control, and therefore significant management judgments are made to determine these assumptions. These management judgments are made based on the facts and circumstances at the time of the impairment test, and may vary depending on the situation and the time. Changes in management judgments may result in different impairment test results and different impairment amounts recognized. For the fiscal years ended March 31, 2020, 2019 and 2018, impairment losses on goodwill were nil, ¥62,624 million and ¥28,607 million, respectively. For additional information, refer to Note 14 “Intangible Assets.”
Impairment of other intangible assets
The Group has other intangible assets, not including goodwill, which consist of software, contractual customer relationships, trademarks and others. These are divided into other amortizing intangible assets and other non-amortizing
intangible assets. Other amortizing intangible assets are tested for impairment if events or changes in circumstances indicate that it may not be recoverable at the end of each reporting period. Other non-amortizing
intangible assets are tested for impairment on an annual basis or more frequently if events or changes in circumstances indicate that it may not be recoverable. If any such indication exists, then its recoverable amount is estimated. The process to determine the recoverable amount is inherently uncertain because such recoverable amount is determined based on a number of management estimates and judgments as described in “—Impairment of goodwill.” Changes in management judgments may result in different impairment test results and different impairment amounts recognized. For the fiscal years ended March 31, 2020, 2019 and 2018, impairment losses on other intangible assets were ¥28,689 million, ¥4,041 million and ¥7,059 million, respectively. For additional information, refer to Note 14 “Intangible Assets.”
Provision for Interest Repayment
Provision for interest repayment represents management’s estimate of future claims for the refund of so-called
“gray zone interest” (interest on loans in excess of the maximum rate prescribed by the Interest Rate Restriction Act (ranging from 15% to 20%) up to the 29.2% maximum rate permitted under the Act Regulating the Receipt of Contributions, Receipt of Deposits and Interest Rates), taking into account historical experience such as the number of customer claims for a refund, the amount of repayments and the characteristics of customers, and the length of the period during which claims are expected to be received in the future.

Management estimates and judgments may change from time to time as the legal environment and market conditions change or new information becomes available. Changes in these estimates and judgments could affect the balance of provision for interest repayment. Provision for interest repayment is recorded in provisions as a liability, and it totaled ¥143,429 million and ¥148,409 million at March 31, 2020 and 2019, respectively. For additional information, refer to Note 20 “Provisions.”
Retirement Benefits
The Group has defined benefit plans such as defined benefit pension plans and lump-sum
severance indemnity plans. The present value of the defined benefit obligation is calculated based on actuarial valuations that are dependent upon a number of assumptions, including discount rates, mortality rates and future salary (benefit) increases. The discount rates are equivalent to market yields of AA credit-rated corporate bonds that have terms to maturity approximating those of the related obligations. Future mortality rates are based on the official mortality table generally used for actuarial assumptions in Japan. Other assumptions used for the calculation of the defined benefit obligation are based on historical records. Due to the long-term nature of these plans, such estimates are subject to significant uncertainty. Any change in these assumptions will impact actuarial gains and losses, as well as the present value of the defined benefit obligations and the net retirement benefit expense for each period. Actuarial gains and losses arising from experience adjustments and changes in actuarial assumptions in the year, and return on plan assets excluding interest income are recognized in other comprehensive income and are never reclassified to profit or loss.
The difference between the fair value of the plan assets and the present value of the defined benefit obligation at the end of the reporting period is recognized as assets and liabilities in the consolidated statements of financial position. When this calculation for each plan results in a benefit to the Group, the recognized asset is limited to the present value of any economic benefits available in the form of refunds from the plan or reductions in future contributions to the plan. An economic benefit is available to the Group, if it is realizable during the life of the plan or on settlement of the plan obligation. The net total of assets and liabilities in the consolidated statements of financial position amounted to net assets of ¥129,976 million and ¥232,456 million at March 31, 2020 and 2019, respectively. For additional information, refer to Note 23 “Retirement Benefits.”
Deferred Tax Assets
Deferred tax assets relating to tax losses carried forward and deductible temporary differences are recognized, only to the extent that it is probable that future taxable profit will be available against which the tax losses carried forward and the deductible temporary differences can be utilized. This assessment requires significant management estimates and judgments. Future taxable profit is estimated based on, among other relevant factors, forecasted results of operations, which are based on historical financial performance and the business plans that management believes to be prudent and feasible. While the Group carefully assesses the realization of tax losses carried forward and deductible temporary differences, the actual taxable profit in the future may be less than the forecast. The deferred tax assets amounted to ¥102,198 million and ¥37,073 million in the consolidated statements of financial position at March 31, 2020 and 2019, respectively, while the net total of deferred tax assets and liabilities amounted to net assets of ¥36,015 million at March 31, 2020 and net liabilities of ¥230,292 million at March 31, 2019, respectively. For additional information, refer to Note 22 “Deferred Income Tax.”
Critical accounting estimates and judgments applied until March 31, 2018
Allowance for Loan Losses
Allowance for loan losses represents management’s estimate of the losses incurred in the loan portfolios at the end of each reporting period. Management exercises judgment in making assumptions and estimations when calculating the allowance for loan losses on both individually and collectively assessed loans.

The allowance for loan losses for individually significant impaired loans is estimated by management based on the expected future cash flows, taking into account factors such as historical loss information, the appropriateness of the borrower’s business plan or operational improvement plan, the status of progress of its plan, the overall support from financial institutions, and the realizable value of any collateral held. The allowance for loan losses for the remaining loans is collectively estimated by grouping financial assets into portfolios on the basis of similar credit risk characteristics and using the historical loss experience for these portfolios adjusted for the effect of the current economic environment. To assess the losses on the loan portfolios where loss events have occurred but not yet been identified, management develops assumptions and methodologies to estimate the loss identification period.
Impairment of
Available-for-sale
Financial Assets
Available-for-sale
financial assets are impaired if there is objective evidence of impairment as a result of loss events. The Group exercises judgment in determining whether there is objective evidence of occurrence of loss events, which result in a decrease in estimated future cash flows of the financial assets. The estimation of future cash flows also requires judgment. In the assessment of impairment of available-for-sale
equity instruments, the Group also considers whether there has been a significant or prolonged decline in fair value below their cost. The determination of what is a significant or prolonged decline requires management judgment.
Impairment may occur when there is objective evidence of deterioration in the financial conditions of the investee, industry and sector performance, or changes in operating and financing cash flows. The determination of impairment in this respect also includes significant management judgment.